Transactions with Related Parties	12 Months Ended
Dec. 31, 2020
Transactions wtih Related Parties [Abstract]
Transactions with related parties

3.Transactions with related parties

a)Altair Travel Agency S.A. (“Altair”): The Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company’s CEO and Chairman of the Board. Travel expenses for 2020, 2019 and 2018 amounted to $1,854, $2,032 and $2,253, respectively, and are mainly included in “Vessels, net book value”, “Vessel operating expenses” and “General and administrative expenses” in the accompanying consolidated financial statements. At December 31, 2020 and 2019, an amount of $54 and $30, respectively, was payable to Altair and is included in “Due to related parties” in the accompanying consolidated balance sheets.

b)Performance Shipping Inc., or Performance Shipping: On June 30, 2017, DSI refinanced an existing loan amounting to $42,617, at that date, by entering into a new loan facility with Performance Shipping amounting to $82,617. The loan also provided for an additional $5,000 interest-bearing discount premium payable on the termination date, unless waived according to certain terms of the loan agreement. The loan was collected in full in July 2018, including the additional $5,000 interest-bearing discount premium. The loan bore interest at the rate of 6% per annum for the first twelve months, scaled to 9% until full repayment. The loan facility was secured by first preferred mortgages on Performance Shipping’s vessels and included financial and other covenants. For 2018, interest and other income amounted to $7,055 (including the $5,000 additional discount premium) and is included in “Interest and other income” in the accompanying consolidated statement of operations.

On May 30, 2017, the Company acquired 100 shares of Series C Preferred Stock, par value $0.01 per share, of Performance Shipping, for $3,000 in exchange for a reduction of an equal amount in the principal amount of the Company’s outstanding loan to Performance Shipping at that date. The acquisition of shares of Series C Preferred Stock was approved by an independent committee of the Board of Directors of the Company. In February 2020, the Company received an offer from Performance Shipping to redeem the Series C Preferred Stock for an aggregate price of $1,500, at which price the Company written down the investment at December 31, 2019. The Company’s Board of Directors formed a special committee to evaluate the transaction with the assistance of an independent financial advisor. The transaction was recommended by the special committee to the Board of Directors, which resolved to accept the offer. The transaction was concluded on March 27, 2020 with the receipt of the related funds from Performance Shipping. The Series C Preferred Stock had no dividend or liquidation rights and voted with the common shares of Performance Shipping, if any.

Each share of the Series C Preferred Stock entitled the holder thereof to up to 250,000 votes, subject to a cap such that the aggregate voting power of any holder of Series C Preferred Stock together with its affiliates would not exceed 49.0%, on all matters submitted to a vote of the stockholders ofPerformance Shipping. The Company had assessed that Performance Shipping was a VIE due to this transaction, but the Company was not the primary beneficiary. Following the settlement of this transaction, Performance Shipping is not considered a VIE.

At December 31, 2019 the investment in the preferred shares of Performance Shipping was $1,500, reduced from $3,000 at December 31, 2018, and is included in “Investments in related parties” in the 2019 accompanying consolidated balance sheet. This reduction which is included in the 2019 “Gain/(loss) from related party investments” was made due to management’s qualitative assessment that the carrying value of the investment could not be recoverable.

c)Steamship Shipbroking Enterprises Inc. or Steamship: Steamship is a company controlled by the Company’s CEO and Chairman of the Board which provides brokerage services to DSI for a fixed monthly fee plus commission on the sale of vessels, pursuant to a Brokerage Services Agreement, amended annually on April 1st of each year with the exception of an amendment in November 21, 2018, to increase the fee from October 1, 2018 until expiration of the agreement in March 2019. A new agreement was signed on April 1, 2019 for the same fees until July 1, 2020, when the agreement was amended as a new monthly fee was agreed between the parties for a duration of two years, until June 30, 2022. For 2020, 2019 and 2018 brokerage fees amounted to $2,653, $1,998 and $1,850, respectively, and are included in “General and administrative expenses” in the accompanying consolidated statements of operations. For 2020, commissions on the sale of vessels amounted to $576 and are included in “Vessel impairment charges” as the vessels were recorded at fair value less cost to sell (Note 4). As of December 31, 2020 and 2019, there was no amount due to Steamship.

d)Diana Wilhelmsen Management Limited, or DWM: DWM is a joint venture which was established on May 7, 2015 by Diana Ship Management Inc., a wholly owned subsidiary of DSI, and Wilhelmsen Ship Management Holding Limited, an unaffiliated third party, each holding 50% of DWM. The DWM office is located in Limassol, Cyprus. Effective July 1, 2020 Wilhelmsen Ship Management Holding Limited, was replaced by Wilhelmsen Ship Management Holding AS, which assumed all the liabilities and obligations of the former company under the Joint venture agreement. During 2020, each 50% shareholder of DWM contributed an amount of $500 as additional investment to DWM. As of December 31, 2020, the equity method investment in DWM turned to a liability of $430 and is included in “Due to related parties” in the 2020 accompanying consolidated balance sheet. At December 31, 2019, the investment was $180 and is included in “Investments in related parties” in the respective accompanying consolidated balance sheet. For 2020, 2019 and 2018, the investment in DWM resulted in a loss of $1,110 and $83 and gain of $14, respectively, and is included in “Gain/(loss) from related party investments” in the accompanying consolidated statements of operations.

Until October 8, 2019, DWM provided management services to certain vessels of the Company’s fleet for a fixed monthly fee and commercial services charged as a percentage of the vessels’ gross revenues pursuant to management agreements between the vessels and DWM. Since October 8, 2019, all of the fleet vessels are managed by DSS and DSS outsourced the management of certain vessels to DWM. For the management services outsourced to DWM, DSS pays a fixed monthly fee per vessel and a percentage of those vessels’ gross revenues. Management fees paid to DWM for 2020, 2019 and 2018 amounted to $2,017, $2,155 and $2,394, respectively, and are separately presented as “Management fees to related party” in the accompanying consolidated statements of operations. Commercial fees in 2019 and 2018, amounted to $353 and $453, respectively, and are included in “Voyage expenses”. As at December 31, 2020 and 2019, there was an amount of $1,196 due from DWM, included in “Due from related parties” and $55 due to DWM, included in “Due to related parties” in the accompanying consolidated balance sheets.

e)Series C Preferred Stock: On January 31, 2019, DSI issued 10,675 shares of its newly-designated Series C Preferred Stock, par value $0.01 per share, to an affiliate of its Chairman and Chief Executive Officer, Mr. Simeon Palios, for an aggregate purchase price of $1,066. In September 2020, the Series C Preferred Shares were transferred from an affiliate of Mr. Simeon Palios to an affiliate of the Company’s Deputy Chief Executive Officer and Chief Operating Officer, Mrs. Semiramis Paliou (Note 8).

f)Sale of Vessels: On February 14 and February 15, 2019, the Company through two separate wholly-owned subsidiaries entered into two Memoranda of Agreement to sell the vessels Danae and Dione to two affiliated parties, for a purchase price of $7,200 each (Note 4).